Summary Of Long-Term Debt (Parenthetical) (Detail)	6 Months Ended	12 Months Ended
	Mar. 30, 2013	Sep. 29, 2012
Term Loan
Debt Instrument [Line Items]
Maturity date	Apr. 01, 2015	Apr. 01, 2015
Revolving Line Of Credit
Debt Instrument [Line Items]
Maturity date	Jun. 01, 2016	Jun. 01, 2016
9 1/2% Second Priority Senior Secured Notes
Debt Instrument [Line Items]
Maturity date	May 01, 2018	May 01, 2018
Debt instrument, interest rate, stated percentage	9.50%	9.50%
Senior Unsecured Term Loan
Debt Instrument [Line Items]
Maturity date	Jun. 01, 2014	Jun. 01, 2014
9 3/4% Second Priority Senior Secured Notes
Debt Instrument [Line Items]
Maturity date	Jan. 01, 2021	Jan. 01, 2021
Debt instrument, interest rate, stated percentage	9.75%	9.75%
Term Loan Due February 2020 [Member]
Debt Instrument [Line Items]
Maturity date	Feb. 01, 2020